INVENTORY (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
SCHEDULE OF INVENTORIES

			Convenience translation into U.S. dollars
	Year ended December 31,
	2024	2025	2025
	NIS in thousands		in thousands

Raw materials	17,980	15,883	4,979
Work-in-progress	120	334	105
Finished goods	4,992	3,713	1,164
	23,092	19,930	6,248